Commonwealth Annuity and Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 — phone 508-460-2401 — fax	commonwealthannuity.com * 800.446.8387

SEMI-ANNUAL REPORT — 6/30/2015

FOR CONTRACT HOLDERS OF:  VALU PLUS ASSURANCE

September 30, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Subj:	SEPARATE ACCOUNT FUVUL 1940 Act Registration Number: 811-09731 1933 Act Registration Numbers: 333-93031 CIK: 0001100404 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SEPARATE ACCOUNT FUVUL, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports and letter, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust (Services Shares)	1046292	August 28, 2015
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series I Shares)	896435	August 25, 2015
		August 28, 2015
The Alger Portfolios (Class I-2)	832566	August 28, 2015
		August 28, 2015
Dreyfus Variable Investment Fund (Initial Shares)	813383	August 13, 2015
Federated Insurance Series	912577	August 25, 2015
Franklin Templeton Variable Insurance Products Trust (Class 2)	837274	August 28, 2015
MFS® Variable Insurance TrustSM (Initial Class)	918571	August 27, 2015
Oppenheimer Variable Account Funds (Non-Service Shares)	752737	August 26, 2015

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ Virginia H. Johnson
Virginia H. Johnson
Vice President, Assistant General Counsel
and Assistant Corporate Secretary

Commonwealth Annuity and Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772